Long Term Obligations (Details) (USD $)	12 Months Ended				0 Months Ended					12 Months Ended										0 Months Ended		12 Months Ended											12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010	Dec. 02, 2012 Sealy Mattress Company	May 20, 2012 Senior notes	Dec. 21, 2011 Senior notes	May 27, 2011 Senior notes	May 29, 2009 Senior notes	May 20, 2009 Senior notes	Dec. 02, 2012 Senior notes	Nov. 27, 2011 Senior notes	Nov. 28, 2010 Senior notes	Dec. 02, 2012 Senior notes Twelve month period commencing on the date of issuance	Dec. 02, 2012 Senior notes On or after April 15, 2012	Dec. 02, 2012 Senior notes On or after April 15, 2013	Dec. 02, 2012 Senior notes On or after April 15, 2014	Dec. 02, 2012 Senior notes On or after April 15, 2015	Dec. 02, 2012 Senior notes Minimum	Dec. 02, 2012 Senior notes Maximum	Jul. 15, 2012 Convertible notes	Jan. 15, 2012 Convertible notes	Dec. 02, 2012 Convertible notes	Nov. 27, 2011 Convertible notes	Nov. 28, 2010 Convertible notes	Dec. 02, 2012 Convertible notes January 15	Nov. 27, 2011 Convertible notes January 15	Nov. 28, 2010 Convertible notes January 15	Dec. 02, 2012 Convertible notes July 15	Nov. 27, 2011 Convertible notes July 15	Nov. 28, 2010 Convertible notes July 15	Dec. 02, 2012 Senior subordinated notes	Nov. 27, 2011 Senior subordinated notes	Dec. 02, 2012 Senior subordinated notes Minimum	Dec. 02, 2012 Senior subordinated notes Maximum	Dec. 02, 2012 Financing obligations	Nov. 27, 2011 Financing obligations	Dec. 02, 2012 Financing obligations Minimum	Dec. 02, 2012 Financing obligations Maximum	Dec. 02, 2012 Other	Nov. 27, 2011 Other	Dec. 02, 2012 Amended ABL Revolver	May 09, 2012 Amended ABL Revolver	Dec. 02, 2012 Amended ABL Revolver LIBOR	Dec. 02, 2012 Amended ABL Revolver LIBOR Minimum	Dec. 02, 2012 Amended ABL Revolver LIBOR Maximum	Dec. 02, 2012 Amended ABL Revolver Base rate	Dec. 02, 2012 Amended ABL Revolver Base rate Minimum	Dec. 02, 2012 Amended ABL Revolver Base rate Maximum
Long Term Obligations
Long-term obligation, gross	$ 769,566,000	$ 791,881,000								$ 263,619,000	$ 296,119,000											$ 194,399,000	$ 185,268,000								$ 268,945,000	$ 268,945,000			$ 39,961,000	$ 41,225,000			$ 2,642,000	$ 324,000
Less current portion	4,045,000	1,584,000
Long-term obligations	765,521,000	790,297,000
PIK interest	24,539,000	19,994,000	16,109,000																			6,800,000	6,100,000
Lease term																																					10 years	16 years
Aggregate principal amount										270,000,000												221,100,000									268,900,000
Interest rate (as a percent)								10.875%		10.875%												8.00%									8.25%
Deferred debt issuance costs																																										1,200,000
Maximum borrowing capacity																																									100,000,000
Maximum borrowing capacity if accordion feature is exercised																																									150,000,000	150,000,000
Borrowing base as a percentage of eligible receivables																																									85.00%
Borrowing base as a percentage of net orderly liquidation value of eligible inventory																																									85.00%
Borrowing base as a percentage of net orderly liquidation value of eligible inventory																																									75.00%
Description of variable rate																																											LIBOR			base rate
Applicable margin (as a percent)																																												0.75%	1.25%		1.75%	2.25%
Amount available at the end of the period																																									50,700,000
Letters of credit outstanding amount																																									17,400,000
Fixed charge coverage ratio required to be maintained in periods of minimum availability																																									1.0
Period of minimum availability for which specified fixed charge coverage ratio is to be maintained																																									2 days
Minimum availability as a percentage of borrowing base																																									12.50%
Minimum availability, amount																																									10,000,000
Debt instrument issued								350,000,000
Proceeds from issuance of notes								335,900,000
Original issue discount								14,100,000
Imputed interest rate (as a percent)								11.75%
Interest expense related to the accretion of OID	1,578,000	1,485,000	1,431,000							1,600,000	1,500,000	1,400,000
Principal amount redeemed					10,000,000	25,000,000	10,000,000		10,000,000
Redemption price of debt instrument (as a percent)										103.00%			103.00%	108.156%	105.438%	102.719%	100.00%														100.00%
Redemption price of debt instrument in the event of a change in control (as a percent)										101.00%																					101.00%
Redemption as a percentage of aggregate principal amount													10.00%
Redemption notice period																		30 days	60 days														30 days	60 days
Initial conversion price (in dollars per share)																						$ 1.00
Fair value of the underlying common stock (in dollars per share)																				$ 1.90	$ 1.87
Beneficial conversion feature recognized as percentage of the total PIK interest payment																				90.00%	87.00%
Amounts recognized as beneficial conversion features																									7,114,000	7,563,000	6,991,000	7,654,000	7,864,000	7,271,000
Total																						14,768,000	15,427,000	14,262,000
Unamortized beneficial conversion features																						33,600,000
Restricted net asset of subsidiaries				221,400,000
Unrestricted net asset of subsidiaries				30,000,000
Weighted average borrowing cost (as a percent)	11.60%	11.10%	10.70%
Annual scheduled maturities of the principal amounts of long term obligations
2013	4,045,000
2014	270,774,000
2015	1,961,000
2016	460,158,000
2017	2,449,000
Thereafter	30,179,000
Total maturities of the principal amounts of long term obligations	769,566,000	791,881,000								263,619,000	296,119,000											194,399,000	185,268,000								268,945,000	268,945,000			39,961,000	41,225,000			2,642,000	324,000
Additional disclosure
Interest component	$ 19,300,000